Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2021
Revenues
From external customers	$129,912	$69,258	$6,122	$5,186	$210,478
Intersegment revenues	2,857	1,693	961	340	5,851
Segment revenues	$132,769	$70,951	$7,083	$5,526	216,329
Intersegment elimination					(5,851)
Consolidated revenues					$210,478
Segment income before income tax	$27,528	$15,094	$1,246	$2,199	$46,067

Year ended December 31, 2022
Revenues
From external customers	$132,063	$72,152	$7,189	$5,335	$216,739
Intersegment revenues	2,166	952	864	348	4,330
Segment revenues	$134,229	$73,104	$8,053	$5,683	221,069
Intersegment elimination					(4,330)
Consolidated revenues					$216,739
Segment income before income tax	$28,505	$15,607	$1,694	$1,398	$47,204

Year ended December 31, 2023
Revenues
From external customers	$137,093	$73,005	$9,188	$3,913	$223,199
Intersegment revenues	2,626	1,014	995	406	5,041
Segment revenues	$139,719	$74,019	$10,183	$4,319	228,240
Intersegment elimination					(5,041)
Consolidated revenues					$223,199
Segment income before income tax	$28,907	$14,363	$2,141	$1,597	$47,008

Other Segment Information

For the year ended December 31, 2021

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(48)	$11	$272	$186	$421
Interest income	$7	$16	$5	$67	$95
Interest expenses	$131	$66	$7	$14	$218
Depreciation and amortization	$27,953	$9,700	$865	$698	$39,216
Impairment loss on right-of-use assets	$5	$382	$33	$—	$420
Reversal of impairment loss on investment properties	$—	$—	$—	$83	$83
Impairment loss on intangible assets	$29	$—	$—	$—	$29

For the year ended December 31, 2022

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(43)	$23	$315	$147	$442
Interest income	$11	$28	$8	$202	$249
Interest expenses	$151	$83	$7	$22	$263
Depreciation and amortization	$28,703	$9,714	$1,114	$739	$40,270
Reversal of impairment loss on investment properties	$—	$—	$—	$107	$107
Impairment loss on intangible assets	$9	$—	$—	$—	$9

For the year ended December 31, 2023

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(129)	$29	$283	$70	$253
Interest income	$25	$58	$36	$499	$618
Interest expenses	$185	$94	$8	$32	$319
Depreciation and amortization	$28,699	$9,721	$1,354	$737	$40,511
Impairment loss on investment properties	$—	$—	$—	$336	$336
Impairment loss on property, plant and equipment	$249	$50	$—	$—	$299

Main Products and Service Revenues

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$49,043	$51,821	$55,138
Fixed-line services	42,277	42,766	42,574
Sales	36,145	35,172	36,816
Others	2,447	2,304	2,565
	129,912	132,063	137,093
Enterprise Business
Fixed-line services	34,712	34,537	33,967
ICT business	22,299	24,248	24,697
Mobile services	8,446	8,942	9,119
Others	3,801	4,425	5,222
	69,258	72,152	73,005
International Business
Fixed-line services	5,008	5,063	5,389
ICT business	679	1,506	2,841
Others	435	620	958
	6,122	7,189	9,188
Others
Sales	4,335	4,553	3,034
Others	851	782	879
	5,186	5,335	3,913
	$210,478	$216,739	$223,199

Geographic Information

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$204,473	$209,727	$215,265
Overseas	6,005	7,012	7,934
	$210,478	$216,739	$223,199